Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000219139 | Top10HoldingAmazon.comBNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000219139 | Top10HoldingAppleBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000219139 | Top10HoldingMicrosoftBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000219139 | Top10HoldingCSXBNY-126408103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000219139 | Top10HoldingChubbBNY-B3BQMF6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000219139 | Top10HoldingCharles SchwabBNY-808513105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000219139 | Top10HoldingConocoPhillipsBNY-20825C104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000219139 | Top10HoldingBank of AmericaBNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000219139 | Top10HoldingColgate-PalmoliveBNY-194162103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219139 | Top10HoldingProcter & GambleBNY-742718109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219139 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000219139 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000219139 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000219139 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000219139 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000219139 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000219139 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000219139 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000219139 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000219139 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000005461 | Top10HoldingAmazon.comBNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000005461 | Top10HoldingAppleBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000005461 | Top10HoldingMicrosoftBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005461 | Top10HoldingCSXBNY-126408103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005461 | Top10HoldingChubbBNY-B3BQMF6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005461 | Top10HoldingCharles SchwabBNY-808513105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005461 | Top10HoldingConocoPhillipsBNY-20825C104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005461 | Top10HoldingBank of AmericaBNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005461 | Top10HoldingColgate-PalmoliveBNY-194162103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005461 | Top10HoldingProcter & GambleBNY-742718109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005461 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000005461 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000005461 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000005461 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000005461 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000005461 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000005461 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000005461 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000005461 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005461 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	5.30%